March 6, 2007

VIA EDGAR

Mr. John Ganley, Esquire.

Securities and Exchange Commission

Division of Investment Management

100 F. Street. N.E.

Washington, D.C. 20549

Re:	Managers AMG Funds
File Nos. 333-84639; 811-09521

Dear Mr. Ganley:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), Managers AMG Funds (the "Trust") hereby certifies that:

(1) the forms of prospectus and statement of additional information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 48 to the Trust’s Registration Statement on Form N-1A, constituting the most recent amendment to the Trust’s Registration Statement on Form N-1A; and

(2) the text of Post-Effective Amendment No. 48 to the Trust’s Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on March 1, 2007.

Very truly yours,

Managers AMG Funds

By:	/s/ Donald S. Rumery
Donald S. Rumery
Treasurer

cc:	Russell G. Aborn, Esquire
Ropes & Gray LLP